Loan Portfolio and Allowance for Credit Losses, Performance of Loans Modified to Borrowers Experiencing Financial Difficulty (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		$ 766	$ 1,283
New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	524	945
Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		242	338
30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		49	152
30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	49	152
30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		81	52
90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	81	52
90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		636	1,079
Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	394	741
Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		242	338
Commercial [Member] | Commercial Real Estate [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		351	1,233
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	267	895
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		84	338
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		49	152
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	49	152
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		81	52
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	81	52
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		221	1,029
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	137	691
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		84	338
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		107	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	19	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		88	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		107	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	19	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		88	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		308	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	238	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		70	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		308	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	238	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		70	0
Installment [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | 30 - 59 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | 60 - 89 Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | 90+ Days Past Due [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | Current [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		0	0
Installment [Member] | Current [Member] | New York and Other States [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans	[1]	0	0
Installment [Member] | Current [Member] | Florida [Member]
Performance of Loans Modified to Borrowers Experiencing Financial Difficulty [Abstract]
Performance of modified loans		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.